Short-Term Investment (Tables)	12 Months Ended
Oct. 31, 2022
Short-Term Investment [Abstract]
Schedule of short-term investment
	As of October 31, 2022
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	265,836	-	265,836
Securities	-	568,467	-	568,467
	-	834,303	-	834,303

	As of October 31, 2021
	Level 1	Level 2	Level 3	Total
Bank Wealth Management	-	1,024,443	-	1,024,443
Securities	-	156,329	-	156,329
	-	1,180,772	-	1,180,772